Current Liabilities and Debt Obligations (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Current Liabilities and Debt Obligations [Abstract]
Carrying Amount of the Credit Agreement
The carrying amount of the Credit Agreement consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
Senior term loan principal, including exit fee	$17,200	$17,200
Less: Unamortized discount, debt issuance costs, and lender fees	(512)	(865)
Senior term loan, net	$16,688	$16,335

The carrying amount of the Credit Agreement consisted of the following (in thousands):

	December 31,
	2019	2018
Senior term loan principal, including exit fee	$17,200	$11,825
Less: Unamortized discount, debt issuance costs, and lender fees	(865)	(841)
Senior term loan, net	$16,335	$10,984

We incurred interest expense in the amount of $2.2 million, $1.7 million and $1.5 million for the years ended December 31, 2019, 2018 and 2017, respectively, under the Credit Agreement.